Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRSTHAND FUNDS
Entity Central Index Key	0000917124
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032051
Shareholder Report [Line Items]
Fund Name	Firsthand Technology Opportunities Fund
Class Name	Firsthand Technology Opportunities Fund
Trading Symbol	TEFQX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$80	1.85%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.85%
AssetsNet	$ 44,677,656
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 387,028
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,677,656 # of Portfolio Holdings31 Portfolio Turnover Rate4% Investment Advisory Fees Paid$387,028
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	5.5
Semiconductor Equipment	0.1
Education	2.0
Materials	3.7
Renewable Energy	5.0
Defense & Aerospace	8.1
Semiconductors	8.7
Internet	8.8
Consumer Electronics	10.1
Software	48.0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Roku, Inc.	10.1%
Wolfspeed, Inc.	8.7%
Zscaler, Inc.	8.6%
Kratos Defense & Security Solutions, Inc.	8.1%
Netflix, Inc.	7.5%
DocuSign, Inc.	4.8%
Palantir Technologies, Inc.,	4.8%
PagerDuty, Inc.	4.6%
Enphase Energy, Inc.	4.4%
Domo, Inc.,	4.0%

C000052080
Shareholder Report [Line Items]
Fund Name	Firsthand Alternative Energy Fund
Class Name	Firsthand Alternative Energy Fund
Trading Symbol	ALTEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$98	1.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
AssetsNet	$ 10,701,466
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 80,475
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,701,466 # of Portfolio Holdings35 Portfolio Turnover Rate0% Investment Advisory Fees Paid$80,475
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	5.2
Other Industries	8.1
Advanced Materials	4.2
Defense & Aerospace	4.7
Energy Efficiency	5.4
Semiconductor Equipment	6.6
Other Electronics	7.3
Automotive	7.4
Materials	7.8
Engineering Service	9.5
Semiconductors	11.4
Renewable Energy	22.4

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Quanta Services, Inc.	9.5%
First Solar, Inc.	8.4%
Aspen Aerogels, Inc.	7.8%
Tesla, Inc.	7.4%
Axcelis Technologies, Inc.	6.6%
ON Semiconductor Corp.	6.4%
Kratos Defense & Security Solutions, Inc.	4.7%
Enovix Corp.	4.3%
Itron, Inc.	4.2%
Corning, Inc.	4.2%